HOLDING COMPANY, RELATED COMPANY AND RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 27	$ 0
Amounts payable, related party transactions	388	43
Parent [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	15	0
Amounts payable, related party transactions	168	0
Join Ventures [member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	39	43
Other [member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	12	0
Amounts payable, related party transactions	$ 181	$ 0